Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Current assets
Cash and cash equivalents	$ 13,207,803	$ 13,206,006
Accounts receivable, net	897,829	1,237,290
Contract assets	185,005	46,347
Other current assets	607,518	578,783
Due from related party	525,967	29,733
Total current assets	15,424,122	15,098,159
Non-current assets
Property and equipment, net	251,348	218,450
Right-of-use assets, net	838,354	721,176
Deposits	208,029	2,179,519
Total non-current assets	1,297,731	3,119,145
TOTAL ASSETS	16,721,853	18,217,304
Current liabilities
Accounts payable	408,147	334,923
Accrual and other liabilities	260,606	122,783
Contract liabilities	1,019,149	765,229
Amount due to shareholder	23,915
Operating lease liabilities, current	359,899	300,824
Income taxes payable	150,884	293,088
Total current liabilities	2,222,600	1,816,847
Non-current liabilities
Operating lease liabilities, non-current	465,132	407,622
Total non-current liabilities	465,132	407,622
TOTAL LIABILITIES	2,687,732	2,224,469
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid in capital	13,801,234	13,801,234
Retained earnings	115,485	2,078,949
Accumulated other comprehensive income	117,346	112,596
Total shareholders’ equity	14,034,121	15,992,835
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	16,721,853	18,217,304
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	25	25
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 31	$ 31